Investment In Joint Ventures And Associates - Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2023 USD ($)
Equity method investment summarized financial information [Line Items]
Assets		₩ 498,004,936		₩ 480,474,396	₩ 447,183,871	$ 385,751,305
Liabilites		464,607,446		448,847,054	418,378,768	$ 359,881,832
Other comprehensive income(loss)		663,537	$ 513,970	(239,819)	170,181
Total comprehensive income(loss)		3,290,431	$ 2,548,744	3,129,255	₩ 2,932,460
W Service Networks Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		6,887		7,052
Liabilites		2,496		2,825
Operating revenue		19,350		19,697
Net income(loss)		1,069		1,215
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,069		1,215
Korea Credit Bureau Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		131,164		155,165
Liabilites		68,756		100,065
Operating revenue		163,707		144,907
Net income(loss)		8,012		13,809
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		8,012		13,809
Korea Finance Security Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		36,185		28,792
Liabilites		14,287		12,964
Operating revenue		44,709		47,043
Net income(loss)		(464)		(3,856)
Other comprehensive income(loss)		6,730		0
Total comprehensive income(loss)		6,266		(3,856)
Woori Growth Partnerships New Technology Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets				47,394
Liabilites				208
Operating revenue				2,978
Net income(loss)				2,185
Other comprehensive income(loss)				0
Total comprehensive income(loss)				2,185
2016KIF-IMM Woori Bank Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets				47,979
Liabilites				609
Operating revenue				665
Net income(loss)				(7,839)
Other comprehensive income(loss)				0
Total comprehensive income(loss)				(7,839)
K BANK Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		20,799,599		16,694,289
Liabilites		18,903,298		14,896,426
Operating revenue		826,894		491,880
Net income(loss)		49,853		91,059
Other comprehensive income(loss)		47,885		(32,156)
Total comprehensive income(loss)		97,738		58,903
Woori Bank-Company K Korea Movie Asset Fund
Equity method investment summarized financial information [Line Items]
Assets	[1]			989
Liabilites	[1]			33
Operating revenue	[1]			462
Net income(loss)	[1]			324
Other comprehensive income(loss)	[1]			0
Total comprehensive income(loss)	[1]			324
Partner One Value Up I Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		14,182		18,395
Liabilites		293		0
Operating revenue		(4,107)		(9,431)
Net income(loss)		(4,505)		(9,831)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(4,505)		(9,831)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Equity method investment summarized financial information [Line Items]
Assets		41,533		51,804
Liabilites		305		385
Operating revenue		6,501		8,092
Net income(loss)		5,823		7,288
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		5,823		7,288
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		15,754		15,811
Liabilites		100		95
Operating revenue		2		1
Net income(loss)		(388)		(383)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(388)		(383)
LOTTE CARD Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets	[2]	22,329,308		19,983,059
Liabilites	[2]	19,191,007		17,179,093
Operating revenue	[2]	1,937,383		1,925,577
Net income(loss)	[2]	363,673		268,096
Other comprehensive income(loss)	[2]	(19,888)		43,162
Total comprehensive income(loss)	[2]	343,785		311,258
Union Technology Finance Investment Association
Equity method investment summarized financial information [Line Items]
Assets		41,543		48,991
Liabilites		233		299
Operating revenue		2,261		2,300
Net income(loss)		(838)		632
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(838)		632
Dicustody Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		92		95
Liabilites		0		0
Operating revenue		0		0
Net income(loss)		(3)		(3)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(3)		(3)
Orient Shipyard Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		10,708		10,832
Liabilites		27,225		27,225
Operating revenue		0		0
Net income(loss)		(124)		(16,467)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(124)		(16,467)
Joongang Network Solution Co.,Ltd.
Equity method investment summarized financial information [Line Items]
Assets		1,505
Liabilites		3,156
Operating revenue		5,758
Net income(loss)		5
Other comprehensive income(loss)		0
Total comprehensive income(loss)		5
Win Mortgage Co.,LTd.
Equity method investment summarized financial information [Line Items]
Assets		3,518
Liabilites		1,197
Operating revenue		9,309
Net income(loss)		378
Other comprehensive income(loss)		0
Total comprehensive income(loss)		378
Together-Korea Government Private Pool Private Securities Investment Trust No. 3
Equity method investment summarized financial information [Line Items]
Assets		10,543		10,246
Liabilites		1		1
Operating revenue		227		218
Net income(loss)		222		170
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		222		170
BTS 2nd Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		25,030		15,012
Liabilites		837		608
Operating revenue		4		1
Net income(loss)		(1,213)		(725)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(1,213)		(725)
STASSETS FUND III
Equity method investment summarized financial information [Line Items]
Assets		30,014		4,660
Liabilites		312		313
Operating revenue		95		37
Net income(loss)		(1,145)		(953)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(1,145)		(953)
SF CREDIT PARTNERS, LLC
Equity method investment summarized financial information [Line Items]
Assets		149,157
Liabilites		25,996
Operating revenue		7,618
Net income(loss)		(4,610)
Other comprehensive income(loss)		(2,819)
Total comprehensive income(loss)		(7,429)
Rea Company
Equity method investment summarized financial information [Line Items]
Assets		2,248
Liabilites		3,736
Operating revenue		802
Net income(loss)		(694)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(694)
ARAM CMC Co.,Ltd.
Equity method investment summarized financial information [Line Items]
Assets		669
Liabilites		485
Operating revenue		1,005
Net income(loss)		(254)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(254)
Japanese Hotel Real Estate Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets		13,541		14,387
Liabilites		12		13
Operating revenue		54		1,050
Net income(loss)		46		968
Other comprehensive income(loss)		(602)		(1,186)
Total comprehensive income(loss)		(556)		(218)
Woori Seoul Beltway Private Special Asset Fund No.1
Equity method investment summarized financial information [Line Items]
Assets		50,362		39,497
Liabilites		2		2
Operating revenue		1,858		1,028
Net income(loss)		1,805		984
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,805		984
Woori General Private Securities Investment Trust(Bond) No.1
Equity method investment summarized financial information [Line Items]
Assets		414,760
Liabilites		208,014
Operating revenue		12,617
Net income(loss)		6,746
Other comprehensive income(loss)		0
Total comprehensive income(loss)		6,746
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Equity method investment summarized financial information [Line Items]
Assets		828,793		468,357
Liabilites		126,879		67,022
Operating revenue		34,607		14,189
Net income(loss)		31,283		11,804
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		31,283		11,804
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Equity method investment summarized financial information [Line Items]
Assets		113,413		115,781
Liabilites		6		4,508
Operating revenue		4,774		1,899
Net income(loss)		4,542		1,763
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		4,542		1,763
Woori General Private Securities Investment Trust(Bond) No.2
Equity method investment summarized financial information [Line Items]
Assets		224,205
Liabilites		111,165
Operating revenue		5,767
Net income(loss)		3,040
Other comprehensive income(loss)		0
Total comprehensive income(loss)		3,040
Woori Smart General Private Equity Investment Trust 1(bond)
Equity method investment summarized financial information [Line Items]
Assets		289,553
Liabilites		145,580
Operating revenue		7,373
Net income(loss)		3,973
Other comprehensive income(loss)		0
Total comprehensive income(loss)		3,973
Woori General Private Securities Investment Trust(Bond) No.3
Equity method investment summarized financial information [Line Items]
Assets		532,139
Liabilites		347,809
Operating revenue		9,304
Net income(loss)		4,342
Other comprehensive income(loss)		0
Total comprehensive income(loss)		4,342
Woori Asset Global Partnership Fund No.5
Equity method investment summarized financial information [Line Items]
Assets		38,537
Liabilites		281
Operating revenue		0
Net income(loss)		(744)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(744)
WOORI TAERIM 1st Fund
Equity method investment summarized financial information [Line Items]
Assets		4,045		4,047
Liabilites		183		185
Operating revenue		0		0
Net income(loss)		0		(13)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		0		(13)
Portone-Cape Fund No.1
Equity method investment summarized financial information [Line Items]
Assets		2,324		2,344
Liabilites		100		26
Operating revenue		0		0
Net income(loss)		(103)		(129)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(103)		(129)
KIWOOM WOORI Financial 1st Investment Fund
Equity method investment summarized financial information [Line Items]
Assets				10,597
Liabilites				111
Operating revenue				1
Net income(loss)				(222)
Other comprehensive income(loss)				0
Total comprehensive income(loss)				(222)
DeepDive WOORI 2021-1 Financial Investment Fund
Equity method investment summarized financial information [Line Items]
Assets		10,400		7,412
Liabilites		19		37
Operating revenue		9,607		57
Net income(loss)		9,467		(103)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		9,467		(103)
Darwin Green Packaging Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		19,390		19,332
Liabilites		0		0
Operating revenue		759		2,215
Net income(loss)		451		1,904
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		451		1,904
DS Power Semicon Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets				14,230
Liabilites				44
Operating revenue				1,185
Net income(loss)				937
Other comprehensive income(loss)				0
Total comprehensive income(loss)				937
Koreawide partners 2nd Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		75,064		77,039
Liabilites		2,931		2,038
Operating revenue		0		3,020
Net income(loss)		(2,831)		1
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(2,831)		1
Woori FirstValue Private Real Estate Fund No.2
Equity method investment summarized financial information [Line Items]
Assets		67,024		67,005
Liabilites		62,357		62,357
Operating revenue		32		3
Net income(loss)		18		(54)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		18		(54)
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Equity method investment summarized financial information [Line Items]
Assets		114,909		73,064
Liabilites		92		56
Operating revenue		6,053		3,140
Net income(loss)		4,892		2,874
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		4,892		2,874
Woori Together TDF 2025
Equity method investment summarized financial information [Line Items]
Assets				8,513
Liabilites				16
Operating revenue				1,287
Net income(loss)				(1,018)
Other comprehensive income(loss)				0
Total comprehensive income(loss)				(1,018)
Woori Together TDF 2030
Equity method investment summarized financial information [Line Items]
Assets		11,944		8,615
Liabilites		61		0
Operating revenue		2,528		1,352
Net income(loss)		1,017		(1,108)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,017		(1,108)
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Equity method investment summarized financial information [Line Items]
Assets		50,831
Liabilites		1
Operating revenue		2,446
Net income(loss)		2,444
Other comprehensive income(loss)		0
Total comprehensive income(loss)		2,444
Woori Star50 Feeder Fund(H)
Equity method investment summarized financial information [Line Items]
Assets				709
Liabilites				0
Operating revenue				48
Net income(loss)				(480)
Other comprehensive income(loss)				0
Total comprehensive income(loss)				(480)
Australia Green Energy 1st PEF
Equity method investment summarized financial information [Line Items]
Assets		121,454		122,634
Liabilites		24		14
Operating revenue		508		30
Net income(loss)		(1,189)		(1,380)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(1,189)		(1,380)
Aarden Woori Apparel 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		28,219		20,750
Liabilites		90		89
Operating revenue		1		8
Net income(loss)		(332)		(325)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(332)		(325)
Woori Dyno 1st Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		12,068		10,212
Liabilites		43		43
Operating revenue		2,053		200
Net income(loss)		1,886		(31)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,886		(31)
KTB-KORUS FUND
Equity method investment summarized financial information [Line Items]
Assets		8,957
Liabilites		1
Operating revenue		127
Net income(loss)		(712)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(712)
KTB China Platform Fund
Equity method investment summarized financial information [Line Items]
Assets		85,909
Liabilites		13
Operating revenue		2,411
Net income(loss)		(5,160)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(5,160)
KTBN Venture Fund No.7
Equity method investment summarized financial information [Line Items]
Assets		79,871
Liabilites		0
Operating revenue		6,420
Net income(loss)		508
Other comprehensive income(loss)		0
Total comprehensive income(loss)		508
KTBN Venture Fund No.8
Equity method investment summarized financial information [Line Items]
Assets		11,758
Liabilites		207
Operating revenue		2,359
Net income(loss)		(4,559)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(4,559)
KTBN Digital Contents Korea Fund No.9
Equity method investment summarized financial information [Line Items]
Assets		20,257
Liabilites		1,599
Operating revenue		3,030
Net income(loss)		(1,142)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(1,142)
KTBN Media Contents Fund
Equity method investment summarized financial information [Line Items]
Assets		1,887
Liabilites		0
Operating revenue		199
Net income(loss)		(35)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(35)
KTB China Synergy Fund
Equity method investment summarized financial information [Line Items]
Assets		145,464
Liabilites		9,977
Operating revenue		23,055
Net income(loss)		(8,686)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(8,686)
NAVER-KTB Audio Contents Fund
Equity method investment summarized financial information [Line Items]
Assets		29,419
Liabilites		652
Operating revenue		1,017
Net income(loss)		237
Other comprehensive income(loss)		0
Total comprehensive income(loss)		237
KTBN Venture Fund No.13
Equity method investment summarized financial information [Line Items]
Assets		72,943
Liabilites		737
Operating revenue		21,662
Net income(loss)		18,507
Other comprehensive income(loss)		0
Total comprehensive income(loss)		18,507
KTBN Future Contents Fund
Equity method investment summarized financial information [Line Items]
Assets		34,696
Liabilites		486
Operating revenue		7,394
Net income(loss)		4,776
Other comprehensive income(loss)		0
Total comprehensive income(loss)		4,776
KTBN Venture Fund No.16
Equity method investment summarized financial information [Line Items]
Assets		182,850
Liabilites		1,875
Operating revenue		40,201
Net income(loss)		11,133
Other comprehensive income(loss)		0
Total comprehensive income(loss)		11,133
KTBN Venture Fund No.18
Equity method investment summarized financial information [Line Items]
Assets		268,437
Liabilites		2,526
Operating revenue		31,543
Net income(loss)		8,036
Other comprehensive income(loss)		0
Total comprehensive income(loss)		8,036
KB-KTB Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets		42,046
Liabilites		246
Operating revenue		2,055
Net income(loss)		(1,076)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(1,076)
WOORI 2022 Scaleup Venture Fund
Equity method investment summarized financial information [Line Items]
Assets		68,626
Liabilites		826
Operating revenue		504
Net income(loss)		(2,758)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(2,758)
WOORI 2022 Start-up Venture Fund
Equity method investment summarized financial information [Line Items]
Assets		8,237
Liabilites		156
Operating revenue		42
Net income(loss)		(576)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(576)
KTB-NHN China Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		16
Liabilites		7
Operating revenue		946
Net income(loss)		(315)
Other comprehensive income(loss)		(319)
Total comprehensive income(loss)		(634)
KTBN GI Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		12,391
Liabilites		45
Operating revenue		0
Net income(loss)		7,146
Other comprehensive income(loss)		712
Total comprehensive income(loss)		7,858
Chirochem
Equity method investment summarized financial information [Line Items]
Assets		732
Liabilites		375
Operating revenue		4,215
Net income(loss)		148
Other comprehensive income(loss)		0
Total comprehensive income(loss)		148
Godo Kaisha Oceanos 1
Equity method investment summarized financial information [Line Items]
Assets		62,021		63,741
Liabilites		45,334		45,358
Operating revenue		2,765		2,942
Net income(loss)		192		176
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		192		176
Woori Zip 1
Equity method investment summarized financial information [Line Items]
Assets		44,448		48,309
Liabilites		31,702		34,346
Operating revenue		2,066		2,085
Net income(loss)		(198)		(215)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(198)		(215)
Woori Zip 2
Equity method investment summarized financial information [Line Items]
Assets		62,642		68,388
Liabilites		45,012		48,927
Operating revenue		3,023		3,069
Net income(loss)		(167)		(198)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(167)		(198)
Force TEC Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets				10,489
Liabilites				24,804
Operating revenue				25,182
Net income(loss)				(2,664)
Other comprehensive income(loss)				0
Total comprehensive income(loss)				(2,664)
KUM HWA Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		4		4
Liabilites		167		159
Operating revenue		0		0
Net income(loss)		0		(8)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		0		(8)
Jinmyung Plus Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		519		696
Liabilites		454		649
Operating revenue		146		177
Net income(loss)		(3)		(9)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(3)		(9)
JC Assurance No.2 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		121,596		122,015
Liabilites		8		3
Operating revenue		0		0
Net income(loss)		(628)		(929)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(628)		(929)
Dream Company Growth no.1 PEF
Equity method investment summarized financial information [Line Items]
Assets		28,366		28,351
Liabilites		255		50
Operating revenue		1,490		1,695
Net income(loss)		1,300		1,506
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,300		1,506
HMS-Oriens 1st Fund
Equity method investment summarized financial information [Line Items]
Assets		61,498		58,095
Liabilites		1		6
Operating revenue		3,957		3,829
Net income(loss)		3,408		3,279
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		3,408		3,279
Woori G Senior Loan Private Placement Investment Trust No.1
Equity method investment summarized financial information [Line Items]
Assets		349,154		378,145
Liabilites		22		23
Operating revenue		17,759		18,584
Net income(loss)		16,726		17,496
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		16,726		17,496
Genesis Eco No.1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		38,064		38,700
Liabilites		314		5
Operating revenue		0		48
Net income(loss)		(947)		(593)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(947)		(593)
Paratus Woori Material Component Equipment joint venture company
Equity method investment summarized financial information [Line Items]
Assets		58,298		58,311
Liabilites		1,510		617
Operating revenue		0		7
Net income(loss)		(906)		(812)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(906)		(812)
Midas No. 8 Private Equity Joint Venture Company
Equity method investment summarized financial information [Line Items]
Assets		65,063		65,936
Liabilites		242		242
Operating revenue		1,956		1,928
Net income(loss)		1,002		977
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,002		977
Orchestra Private Equity Fund IV
Equity method investment summarized financial information [Line Items]
Assets		34,041		34,427
Liabilites		122		0
Operating revenue		1,680		1,580
Net income(loss)		1,172		878
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,172		878
Synaptic Green No.1 PEF
Equity method investment summarized financial information [Line Items]
Assets		36,325		37,017
Liabilites		175		0
Operating revenue		4		4
Net income(loss)		(867)		(983)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(867)		(983)
IGEN2022No. 1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		32,255		32,362
Liabilites		124		122
Operating revenue		1,847		3,166
Net income(loss)		1,350		2,616
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,350		2,616
PCC-Woori LP Secondary Fund
Equity method investment summarized financial information [Line Items]
Assets		27,773		33,591
Liabilites		668		168
Operating revenue		908		6,127
Net income(loss)		(6,350)		1,152
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(6,350)		1,152
Synaptic Future Growth Private Equity Fund 1
Equity method investment summarized financial information [Line Items]
Assets		30,049
Liabilites		301
Operating revenue		2
Net income(loss)		(951)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(951)
Woori-Q Corporate Restructuring Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		63,265		75,973
Liabilites		456		418
Operating revenue		4,945		3,019
Net income(loss)		3,018		(4,696)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		3,018		(4,696)
Woori-Shinyoung Growth-Cap Private Equity Fund I
Equity method investment summarized financial information [Line Items]
Assets		97,265		123,824
Liabilites		1,522		312
Operating revenue		(26,435)		41,780
Net income(loss)		(27,768)		40,544
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		(27,768)		40,544
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Equity method investment summarized financial information [Line Items]
Assets		100,215
Liabilites		1,588
Operating revenue		2
Net income(loss)		(3,605)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		(3,605)
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)
Equity method investment summarized financial information [Line Items]
Assets		16,630		4,667
Liabilites		5		12
Operating revenue		1,383		389
Net income(loss)		1,383		(636)
Other comprehensive income(loss)		0		0
Total comprehensive income(loss)		1,383		₩ (636)
Woori 25-09 Corporate Bond(AA- or higher) Active ETF
Equity method investment summarized financial information [Line Items]
Assets		133,729
Liabilites		32,028
Operating revenue		3,006
Net income(loss)		2,831
Other comprehensive income(loss)		0
Total comprehensive income(loss)		2,831
Woori Short Term Government and Special Bank Bond Active ETF
Equity method investment summarized financial information [Line Items]
Assets		62,185
Liabilites		3,212
Operating revenue		1,222
Net income(loss)		978
Other comprehensive income(loss)		0
Total comprehensive income(loss)		978
KG Fashion Co., Ltd.
Equity method investment summarized financial information [Line Items]
Assets		2,559
Liabilites		3,022
Operating revenue		943
Net income(loss)		(569)
Other comprehensive income(loss)		0
Total comprehensive income(loss)		₩ (569)

[1]	It was dissoluted for the year ended December 31,2021 and will be liquidated.
[2]	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.